Document And Entity Information	May 20, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 20, 2025
Entity Registrant Name	EAGLE FINANCIAL SERVICES, INC.
Entity Central Index Key	0000880641
Entity Emerging Growth Company	false
Entity File Number	001-42512
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	54-1601306
Entity Address, Address Line One	2 East Main Street
Entity Address, City or Town	Berryville
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22611
City Area Code	(540)
Local Phone Number	955-2510
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $2.50 par value per share
Trading Symbol	EFSI
Security Exchange Name	NASDAQ